Self-Insured Plans	12 Months Ended
Dec. 31, 2019
Self Insured Plans
Self Insured Plans [Text Block]

(16)       Self‑Insured Plans

The Company was self-insured for its employees’ medical, auto and workers’ compensation claims during 2019 and 2018. The Company purchased medical stop loss insurance that covers the excess of each specific loss over $175,000 in 2019 and $150,000 in 2018, and aggregate losses that exceed the greater of the calculated aggregate stop loss threshold or the minimum aggregate stop loss threshold. In 2019 and 2018, the Company purchased workers’ compensation stop loss insurance which has occurrence-based limits that vary by state based on statutory rules. The Company is subject to an aggregate annual limit. Self-insurance reserves include estimates of both known claims filed and estimates of claims incurred but not reported (IBNR). The Company uses historical paid claims information to estimate its claims liability. The liability for IBNR was $1,166,014, and $1,304,335 as of December 31, 2019 and 2018, respectively. This liability is included within accounts payable and accrued expenses in the accompanying consolidated balance sheets.